UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
                            [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA              05/02/00
[Signature]               [City, State]                [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of  the holdings for this
reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE








































    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  161361



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager
filing this report.   NONE


                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Laboratories            Common           002824100      542 15390.000SH
     SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101     1558 14000.000SH
     SOLE                14000.000
Advance Radio Telecom Corp.    Common           00754U101     1784 53850.000SH
     SOLE                53850.000
Advanced Fiber Communications  Common           00754A105      940 15000.000SH
     SOLE                15000.000
Affymetrix Corporation         Common           00826T108     4527 30500.000SH
     SOLE                30500.000
Agile Software Corp.           Common           00846X105      987 15800.000SH
     SOLE                15800.000
Agilent Technologies           Common           00846U101     2088 20080.000SH
     SOLE                20080.000
Alza Corporation               Common           022615108      914 24322.000SH
     SOLE                24322.000
America Online Inc.            Common           02364J104      615 9126.000 SH
     SOLE                 9126.000
American Telephone & Telegraph Common           001957109      478 8487.000 SH
     SOLE                 8487.000
Applied Materials              Common           038222105     3647 38700.000SH
     SOLE                38700.000
Ariba Inc.                     Common           04033V104      252 1200.000 SH
     SOLE                 1200.000
Avery Dennison Corp.           Common           053611109      611 10000.000SH
     SOLE                10000.000
Aviron Inc.                    Common           053762100      515 18515.000SH
     SOLE                18515.000
Baxter International Inc       Common           071813109      255 4275.000 SH
     SOLE                 4275.000
Boston Scientific              Common           101137107      752 35300.000SH
     SOLE                35300.000
Bristol Myers Squibb Company   Common           110122108      937 16160.000SH
     SOLE                16160.000
Business Objects               Common           12328X107     1244 12500.000SH
     SOLE                12500.000
CMGI Inc.                      Common           125750109      517 4560.000 SH
     SOLE                 4560.000
Caterpillar Tractor            Common           149123101      237 6000.000 SH
     SOLE                 6000.000
Checkfree Holdings             Common           162816102     1325 18795.000SH
     SOLE                18795.000
Cisco Corp.                    Common           17275R102     8481 109696.404SH
     SOLE               109696.404
Colt Telecom ADR               Common           196877104     9533 48175.000SH
     SOLE                48175.000
Commerce One                   Common           200693109    32189 215672.000SH
     SOLE               215672.000
Concord Communications         Common           206186108      317 8900.000 SH
     SOLE                 8900.000
Conexant Systems Inc.          Common           207142100     1768 24900.000SH
     SOLE                24900.000
Cornerstone Realty Income Trus Common           21922V102      107 10000.000SH
     SOLE                10000.000
Coulter Pharmaceutical         Common           222116105      993 32550.000SH
     SOLE                32550.000
Duke Power Company             Common           264399106      262 5000.000 SH
     SOLE                 5000.000
Dupont Corporation             Common           263534109      318 6000.000 SH
     SOLE                 6000.000
E.Piphany, Inc.                Common           26881v100      706 5284.013 SH
     SOLE                 5284.013
E.Spire Communications, Inc    Common           269153102      141 20010.000SH
     SOLE                20010.000
EMC Corporation                Common           268648102      630 5000.000 SH
     SOLE                 5000.000
East-West Bancorp              Common           27579r107      111 10000.000SH
     SOLE                10000.000
Electric Lightwave             Common           284895109      814 34100.000SH
     SOLE                34100.000
Eli Lilly & Co.                Common           532457108      802 12800.000SH
     SOLE                12800.000
Enron Corp.                    Common           293561106     1030 13754.000SH
     SOLE                13754.000
Eprise Corp                    Common           294352109      241 15300.000SH
     SOLE                15300.000
First Republic Bank            Common           336158100      396 20000.000SH
     SOLE                20000.000
Fogdog Inc.                    Common           344167101      290 52810.149SH
     SOLE                52810.149
Fourth Shift                   Common           351128103      540 81540.000SH
     SOLE                81540.000
GST Telecommunications         Common           361942105      187 30500.000SH
     SOLE                30500.000
GTE Corp.                      Common           362320103      710 10000.000SH
     SOLE                10000.000
Gemstar International Group Lt Common           G3788V106      960 11160.000SH
     SOLE                11160.000
Genentech Inc - New            Common           368710406     1520 10000.000SH
     SOLE                10000.000
Global Telesystems Group       Common           37936U104     1966 95900.000SH
     SOLE                95900.000
GlobalStar Telecom Ltd.        Common           G3930H104      828 59644.000SH
     SOLE                59644.000
Greater Bay Bancorp.           Common           391648102      402 10000.000SH
     SOLE                10000.000
Guidant Corp.                  Common           401698105     1983 33677.000SH
     SOLE                33677.000
Halliburton                    Common           406216101     1337 32500.000SH
     SOLE                32500.000
Hertz Corporation              Common           428040109      375 11000.000SH
     SOLE                11000.000
Hewlett Packard Company        Common           428236103     1141 8590.000 SH
     SOLE                 8590.000
ICO Global Communications Hold Common           g4705t109       25 42150.000SH
     SOLE                42150.000
Incyte Pharmaceuticals         Common           45337C102      721 8250.000 SH
     SOLE                 8250.000
Infineon Technologies AG       Common           45662N103      745 12950.000SH
     SOLE                12950.000
Infinity Broadcasting Corp.    Common           45662s102      437 13500.000SH
     SOLE                13500.000
Inhale Therapeutics            Common           457191104     2369 31800.000SH
     SOLE                31800.000
Intel Corp.                    Common           458140100     1649 12500.000SH
     SOLE                12500.000
Internet Capital Group         Common           46059C106     1517 16800.000SH
     SOLE                16800.000
Intuit Corp.                   Common           461202103      544 10000.000SH
     SOLE                10000.000
JD Edwards                     Common           281667105      488 15000.000SH
     SOLE                15000.000
Johnson & Johnson              Common           478160104      539 7668.000 SH
     SOLE                 7668.000
KLA/Tencor                     Common           482480100     1685 20000.000SH
     SOLE                20000.000
Legato Systems Inc.            Common           524651106     1080 24200.000SH
     SOLE                24200.000
Lockheed Martin                Common           539830109      511 25000.000SH
     SOLE                25000.000
Lucent Technologies            Common           549463107      947 15468.000SH
     SOLE                15468.000
McDonald's Corp                Common           580135101     1009 27000.000SH
     SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      776 36950.000SH
     SOLE                36950.000
Mercury Interactive            Common           589405109     1680 21200.000SH
     SOLE                21200.000
Millenium Pharmaceutical       Common           599902103     2662 20500.000SH
     SOLE                20500.000
Monsanto Co.                   Common           611662107      824 16000.000SH
     SOLE                16000.000
Motorola, Inc.                 Common           620076109     1168 8000.000 SH
     SOLE                 8000.000
Multex.com, Inc.               Common           625367107     1151 31000.000SH
     SOLE                31000.000
National Instruments           Common           636518102     5310 113134.000SH
     SOLE               113134.000
Nextel Communications, Inc.    Common           65332V103     1186 8000.000 SH
     SOLE                 8000.000
Nokia Corporation              Common           654902204     1421 6400.000 SH
     SOLE                 6400.000
Novoste Corp.                  Common           67010C100     1448 36200.000SH
     SOLE                36200.000
Orbital Sciences               Common           685564106      693 46200.000SH
     SOLE                46200.000
P S C Inc.                     Common           69361E107     1736 311987.000SH
     SOLE               311987.000
Pfizer Inc.                    Common           717081103      274 7500.000 SH
     SOLE                 7500.000
Phillips Petroleum             Common           718507106      231 5000.000 SH
     SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101     1809 33650.000SH
     SOLE                33650.000
Polartechnics, Ltd.            Common           Q7682M103       33 10000.000SH
     SOLE                10000.000
Portal Software, Inc.          Common           736126103      399 7000.000 SH
     SOLE                 7000.000
Primus Telecommunications      Common           741929103      354 6850.000 SH
     SOLE                 6850.000
Proctor and Gamble             Common           742718109      565 10000.000SH
     SOLE                10000.000
Qualcomm                       Common           747525103      627 4200.000 SH
     SOLE                 4200.000
Redback Networks               Common           757209101      300 1000.000 SH
     SOLE                 1000.000
Remedy Corporation             Common           759548100      295 7000.000 SH
     SOLE                 7000.000
ST Microelectronics            Common           861012102     2733 14600.000SH
     SOLE                14600.000
Sage Inc                       Common           786632109      543 24666.666SH
     SOLE                24666.666
Silicon Graphics Inc.          Common           827056102      338 32000.000SH
     SOLE                32000.000
Silicon Valley Bancshares      Common           827064106      719 10000.000SH
     SOLE                10000.000
Sirius Satellite Radio         Common           82966U103     1705 29910.000SH
     SOLE                29910.000
Smart Force (Formerly CBT Grou Common           124853300      510 11125.000SH
     SOLE                11125.000
Spieker Properties             Common           848497103      467 10500.000SH
     SOLE                10500.000
Sprint Corporation             Common           852061100      632 10000.000SH
     SOLE                10000.000
Sprint Corporation PCS Group   Common           852061506      327 5000.000 SH
     SOLE                 5000.000
St. Jude Medical               Common           790849103      258 10000.000SH
     SOLE                10000.000
Sunguard Data Systems Inc.     Common           867363103      679 18000.000SH
     SOLE                18000.000
Sylvan Learning System         Common           871399101     1493 93700.000SH
     SOLE                93700.000
Symbol Technologies            Common           871508107     2663 32350.000SH
     SOLE                32350.000
T/R Systems Inc.               Common           87263u102      254 11400.000SH
     SOLE                11400.000
Telesystem International Wirel Common           879946101     1403 38450.000SH
     SOLE                38450.000
Texas Instruments              Common           882508104     1600 10000.000SH
     SOLE                10000.000
United Parcel Service          Common           911312106      976 15500.000SH
     SOLE                15500.000
Unocal Corp.                   Common           915289102      297 10000.000SH
     SOLE                10000.000
Via Net.Works Inc.             Common           925912107      345 13000.000SH
     SOLE                13000.000
Viasat, Inc.                   Common           92552V100      666 9250.000 SH
     SOLE                 9250.000
Viatel, Inc.                   Common           925529208     2610 51998.500SH
     SOLE                51998.500
Vodafone Airtouch Plc Adr      Common           92857T107      833 15000.000SH
     SOLE                15000.000
Wal Mart                       Common           931142103      508 9000.000 SH
     SOLE                 9000.000
Walt Disney Co.                Common           254687106      247 6000.000 SH
     SOLE                 6000.000
Webvan Group                   Common           94845V103      520 67600.000SH
     SOLE                67600.000
Wells Fargo & Company          Common           949740104      652 16000.000SH
     SOLE                16000.000
Williams Companies             Common           969457100      593 13500.000SH
     SOLE                13500.000
Wink Communications            Common           974168106      501 15000.000SH
     SOLE                15000.000
XM Satellite Radio             Common           983759101      401 11500.000SH
     SOLE                11500.000
Zion Bancorp                   Common           989701107      874 21000.000SH
     SOLE                21000.000